Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Registrant Name	NaaS Technology Inc.
Entity Central Index Key	0001712178
Current Fiscal Year End Date	--12-31
Entity File Number	001-38235
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square,
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN